S-K 1606, De-SPAC Board Determination	Aug. 10, 2026
De-SPAC, Board Determination, Approval of Directors [Line Items]
De-SPAC Transaction was Approved By Majority of Nonemployee Directors of the SPAC [Flag]	true
SPAC Directors Voted Against or Abstained from Voting on the de-SPAC Transaction [Table Text Block]	If we seek shareholder approval of our initial business combination, our initial shareholders and management team have agreed to vote in favor of such initial business combination, regardless of how our public shareholders vote.